Changes in investment properties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in investment properties [Abstract]
Beginning balance		₩ 474,820	₩ 418,303
Acquisitions		2,767	115,333
Disposals		(73,588)	(13,608)
Depreciation		(17,565)	(16,917)	₩ (16,095)
Amounts transferred from (to) property and equipment		104,573	(28,199)
Amounts transferred to assets held for sale	[1]	(15,795)	0
Foreign currency adjustment		(169)	(92)
Business combination (Note 50)		13,567	0
Ending balance		₩ 488,610	₩ 474,820	₩ 418,303

[1]	Comprise land and buildings, etc.